United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/08

Date of Reporting Period:  Six months ended 5/31/08

Item 1.                      Reports to Stockholders

Federated
World-Class Investment Manager

Federated InterContinental Fund

Established 2007

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2008

Class A Shares
Class B Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Period Ended
	5/31/2008		11/30/2007	[1,2]
Net Asset Value, Beginning of Period	$70.32		$56.98
Income From Investment Operations:
Net investment income	1.27	[3]	0.93	[3]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(3.60)		12.41
TOTAL FROM INVESTMENT OPERATIONS	(2.33)		13.34
Less Distributions:
Distributions from net investment income	(0.47)		--
Distributions from net realized gain on investments and foreign currency transactions	(2.36)		--
TOTAL DISTRIBUTIONS	(2.83)		--
Redemption Fees	0.00	[4]	0.00	[4]
Net Asset Value, End of Period	$65.16		$70.32
Total Return [5]	(3.36)%		23.41%

Ratios to Average Net Assets:
Net expenses	1.47	% [6]	1.63	% [6]
Net investment income	4.07	% [6]	1.45	% [6]
Expense waiver/reimbursement [7]	0.02	% [6]	0.06	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$809,064		$519,855
Portfolio turnover	26%		28%

1 The Fund changed its fiscal year end from December 31 to November 30.

2 Beginning with the period ended November 30, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

3 Per share numbers have been calculated using the average shares method.

4 Represents less than $0.01.

5 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Year Ended December 31,
2006	2005	2004	2003	2002
$43.69	$36.32	$29.77	$21.74	$24.37

0.72	0.38	0.05	0.19	0.20
13.78	7.27	6.75	8.01	(2.63)
14.50	7.65	6.80	8.20	(2.43)

(0.65)	(0.28)	(0.25)	(0.17)	(0.21)
(0.57)	--	--	--	--
(1.22)	(0.28)	(0.25)	(0.17)	(0.21)
0.01	0.00 [4]	--	--	0.01
$56.98	$43.69	$36.32	$29.77	$21.74
33.26%	21.07%	22.96%	37.76%	(9.92)%

1.70%	1.65%	1.73%	1.54%	1.64%
1.38%	1.15%	0.20%	0.91%	0.54%
--	--	--	--	--

$273,595	$135,097	$59,184	$37,515	$28,098
56%	39%	77%	55%	35%

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2008		Period Ended 11/30/2007	[1]
Net Asset Value, Beginning of Period	$70.20		$65.15
Income From Investment Operations:
Net investment income (loss)	1.18	[2]	(0.10	) [2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(3.76)		5.15
TOTAL FROM INVESTMENT OPERATIONS	(2.58)		5.05
Less Distributions:
Distributions from net investment income	(0.40)		--
Distributions from net realized gain on investments and foreign currency transactions	(2.36)		--
TOTAL DISTRIBUTIONS	(2.76)		--
Redemption Fees	0.00	[3]	--
Net Asset Value, End of Period	$64.86		$70.20
Total Return [4]	(3.73)%		7.75%

Ratios to Average Net Assets:
Net expenses	2.27	% [5]	2.30	% [5]
Net investment income (loss)	3.84	% [5]	(0.53	)% [5]
Expense waiver/reimbursement [6]	0.02	% [5]	0.21	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$38,006		$11,299
Portfolio turnover	26%		28	% [7]

1 Reflects operations for the period from August 25, 2007 (start of performance) to November 30, 2007.

2 Per share numbers have been calculated using the average shares method.

3 Represents less than $0.01.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

7 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period from January 1, 2007 to November 30, 2007.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2008		Period Ended 11/30/2007	[1]
Net Asset Value, Beginning of Period	$70.19		$65.15
Income From Investment Operations:
Net investment income (loss)	1.29	[2]	(0.09	) [2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(3.85)		5.13
TOTAL FROM INVESTMENT OPERATIONS	(2.56)		5.04
Less Distributions:
Distributions from net investment income	(0.42)		--
Distributions from net realized gain on investments and foreign currency transactions	(2.36)		--
TOTAL DISTRIBUTIONS	(2.78)		--
Redemption Fees	0.00	[3]	--
Net Asset Value, End of Period	$64.85		$70.19
Total Return [4]	(3.71)%		7.74%

Ratios to Average Net Assets:
Net expenses	2.24	% [5]	2.29	% [5]
Net investment income (loss)	4.19	% [5]	(0.47	)% [5]
Expense waiver/reimbursement [6]	0.02	% [5]	0.23	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$119,957		$29,920
Portfolio turnover	26%		28	% [7]

1 Reflects operations for the period from August 25, 2007 (start of performance) to November 30, 2007.

2 Per share numbers have been calculated using the average shares method.

3 Represents less than $0.01.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

7 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period from January 1, 2007 to November 30, 2007.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2008		Period Ended 11/30/2007	[1]
Net Asset Value, Beginning of Period	$70.24		$65.15
Income From Investment Operations:
Net investment income (loss)	2.02	[2]	(0.07	) [2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(4.50)		5.16
TOTAL FROM INVESTMENT OPERATIONS	(2.48)		5.09
Less Distributions:
Distributions from net investment income	(0.39)		--
Distributions from net realized gain on investments and foreign currency transactions	(2.36)		--
TOTAL DISTRIBUTIONS	(2.75)		--
Net Asset Value, End of Period	$65.01		$70.24
Total Return [3]	(3.57)%		7.81%

Ratios to Average Net Assets:
Net expenses	1.95	% [4]	1.95	% [4]
Net investment income (loss)	6.53	% [4]	(0.40	)% [4]
Expense waiver/reimbursement [5]	0.03	% [4]	0.17	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$98		$22
Portfolio turnover	26%		28	% [6]

1 Reflects operations for the period from August 25, 2007 (start of performance) to November 30, 2007.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

6 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period from January 1, 2007 to November 30, 2007.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments and redemption/exchange fees; and (2) ongoing costs, including management fees and, to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2007 to May 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2007	Ending Account Value 5/31/2008	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$ 966.40	$ 7.23
Class B Shares	$1,000	$ 962.70	$11.14
Class C Shares	$1,000	$ 962.90	$10.99
Class K Shares	$1,000	$ 964.30	$ 9.58
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$ 1,017.65	$ 7.41
Class B Shares	$1,000	$1,013.65	$11.43
Class C Shares	$1,000	$1,013.80	$11.28
Class K Shares	$1,000	$1,015.25	$ 9.82

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.47%
Class B Shares	2.27%
Class C Shares	2.24%
Class K Shares	1.95%

Portfolio of Investments Summary Tables

At May 31, 2008, the Fund's portfolio composition 1 was as follows:

Country	Percentage of Total Net Assets
Germany	13.1%
France	11.3%
Korea	10.1%
Italy	9.5%
Norway	8.7%
Netherlands	7.1%
Austria	6.9%
Belgium	6.4%
Brazil	6.2%
Poland	6.0%
Japan	5.3%
Turkey	2.5%
New Zealand	1.9%
Hungary	1.7%
Taiwan	0.2%
Canada [2]	0.0%
Securities Lending Collateral [3]	17.0%
Cash Equivalents [4]	1.4%
Other Assets and Liabilities--Net [5]	(15.3)%
TOTAL	100.0%

1 Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.

2 Represents less then 0.1%.

3 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.

4 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

At May 31, 2008, the Fund's sector classification composition 6 was as follows:

Sector Classification	Percentage of Total Net Assets
Financials	22.5%
Materials	13.4%
Industrials	12.0%
Energy	11.8%
Consumer Discretionary	10.8%
Telecommunication Services	8.7%
Utilities	6.6%
Consumer Staples	4.9%
Information Technology	4.0%
Health Care	2.2%
Securities Lending Collateral [3]	17.0%
Cash Equivalents [4]	1.4%
Other Assets and Liabilities--Net [5]	(15.3)%
TOTAL	100.0%

6 Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

Portfolio of Investments

May 31, 2008 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS--96.9%
		Austria--6.9%
221,110		Erste Bank Der Oesterreichischen Sparkassen AG	$16,879,676
192,700		OMV AG	15,865,042
77,700		Oesterreichische Elektrizitaetswirtschafts AG	6,563,878
42,900		Raiffeisen International Bank	6,430,558
420,490	[1]	Telekom Austria AG	10,028,535
55,500		Vienna Insurance Group	4,220,500
144,100		Voestalpine AG	12,009,510
109,000	[1]	Wienerberger Baustoffindustrie AG	5,780,870
		TOTAL	77,778,569
		Belgium--6.4%
22,000		Bekaert SA NV	3,532,516
156,000		Belgacom SA Npv	7,346,436
124,000		CMB SA	8,484,311
85,500		Delhaize-Le Lion	6,430,022
220,000	[1]	Dexia	5,185,313
492,000	[1]	Fortis	12,047,849
121,510		InBev Npv	9,376,341
47,000	[1]	KBC Group NV	5,799,165
100,000	[1]	Omega Pharma Npv	4,186,522
23,500		Solvay SA Npv	3,369,014
120,000		Umicore SA	6,564,018
		TOTAL	72,321,507
		Brazil--6.2%
28,000	[2]	Aracruz Cellulose SA, ADR	2,540,720
113,100		Banco Bradesco SA, ADR	2,715,531
80,600		Banco Itau SA, ADR	2,475,226
125,800		Cia de Concessoes Rodoviarias	2,529,922
193,945	[1,2]	Companhia Energetica de Minas Gerais, ADR	4,584,863
152,400	[2]	Companhia Siderurgica Nacional SA, ADR	7,493,508
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Brazil--continued
325,620		Companhia Vale Do Rio Doce, ADR	$12,953,164
41,400	[2]	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	2,332,890
56,200	[1]	Gerdau SA, ADR	2,807,752
74,280	[2]	Petroleo Brasileiro SA, ADR, Common	5,236,740
173,200	[2]	Petroleo Brasileiro SA, ADR, Preference	10,468,208
383,000		Sadia SA Industria e Comercio, Preference	3,249,554
80,000	[2]	Tele Norte Leste Participacoes SA, ADR	2,070,400
41,800		Tractebel Energia S.A.	614,215
53,200		Unibanco Uniao de Bancos Brasileiros SA, GDR	8,345,484
		TOTAL	70,418,177
		Canada--0.0%
1,163	[2]	Nortel Networks Corp.	9,583
		France--11.3%
102,577		AXA SA	3,624,155
72,100		AXA SA ADR	2,550,898
62,788	[1]	BNP Paribas SA	6,480,250
8,100		CNP Assurances	996,406
50,000		Cap Gemini SA	3,391,534
29,000		Casino Guichard-Perrachon	3,674,758
57,000		Christian Dior	6,891,146
53,500		Compagnie de Saint-Gobain SA	4,314,778
84,825	[1]	Credit Agricole SA	2,244,749
40,000		EDF Energies Nouvelles SA	2,837,687
17,000	[1]	Electricite De France	1,840,234
429,300	[1]	France Telecom SA	13,027,063
17,800	[1]	Imerys SA	1,612,525
15,600		L'Oreal SA	1,898,375
32,200		Lafarge SA	5,823,559
50,000		Lagardere S.C.A.	3,609,339
9,950	[1]	Michelin, Class B	890,083
12,500		PPR SA	1,633,537
268,820	[1]	PagesJaunes Groupe	4,842,948
24,900	[1]	Peugeot Citroen SA	1,549,527
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		France--continued
33,900		Renault SA	$3,480,834
54,850	[1]	Sanofi-Aventis, ADR	2,047,002
72,000		Scor SE	1,820,227
38,500	[1]	Societe BIC SA	1,916,683
48,000		Suez SA	3,576,979
40,000	[2]	Technip SA	3,750,601
76,800		Tf1 - Tv Francaise 1 SA	1,519,805
83,040		Total SA	7,246,236
113,950	[1]	Total SA, ADR	9,943,277
38,900	[1]	Valeo SA	1,551,093
145,910		Vinci SA	10,993,581
128,050		Vivendi SA	5,381,759
		TOTAL	126,961,628
		Germany--13.1%
32,548		Allianz SE	6,161,960
120,604		Altana AG	2,281,576
79,300		BASF SE	11,889,257
63,900		Bayer AG	5,666,506
80,100		Bayerische Motoren Werke AG	4,744,113
77,200		Celesio AG	3,266,825
75,800	[1]	Commerzbank AG	2,675,737
23,300		Continental AG	2,954,291
179,500	[1]	Daimler AG	13,647,385
101,980	[1]	Deutsche Bank AG	10,904,381
90,000		Deutsche Lufthansa AG	2,334,091
262,340		Deutsche Post AG	8,346,367
671,520		Deutsche Telekom AG	11,241,154
51,850		Douglas Hldg Ag	2,783,770
27,580		E.On AG	5,868,039
18,350		MAN AG	2,862,223
33,794		Metro AG	2,487,849
116,936		RWE AG	15,115,992
42,000	[1]	SAP AG	2,320,929
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Germany--continued
5,396		Salzgitter AG	$1,060,266
39,700		Siemens AG	4,503,777
26,000		Siemens AG, ADR	2,958,540
34,000		Stada Arzneimittel AG	2,229,545
306,000	[1]	Suedzucker AG	6,950,467
278,800	[1]	TUI AG	7,377,968
18,230		ThyssenKrupp AG	1,231,732
15,590		Volkswagen AG	4,294,195
		TOTAL	148,158,935
		Hungary--1.7%
9,900		Gedeon Richter RT	2,180,333
52,000		MOL Magyar Olaj-es Gazipari RT	7,840,002
366,300		Magyar Telekom Telecommunications PLC	1,805,354
160,000		OTP Bank RT	7,233,820
		TOTAL	19,059,509
		Italy--9.5%
250,000	[1]	Alleanza Assicurazioni SpA	3,076,495
194,000		Assicurazioni Generali SpA	8,067,526
720,000	[1]	Banca Carige SpA	3,018,776
50,000		Benetton Group SpA	670,139
241,000	[1]	Bulgari SpA	2,783,897
100,000		ENI SpA	4,072,952
1,085,830		Enel SpA	12,205,044
211,000	[1]	Fiat SpA	4,700,728
461,500		Finmeccanica SpA	13,986,219
1,917,064		Intesa Sanpaolo SpA	12,571,117
254,120	[1]	Luxottica Group SpA	7,092,526
2,450,000		Pirelli & Co. SpA	2,033,481
250,000		Saipem SpA	11,481,431
985,000		Snam Rete Gas SpA	6,543,405
51,900		Telecom Italia SpA, ADR	1,140,762
1,964,970		Unicredit SpA	13,733,578
		TOTAL	107,178,076
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Japan--5.3%
450,000		Asahi Glass Co. Ltd.	$5,924,872
350,000		Bridgestone Corp.	5,972,776
64,600		Honda Motor Co. Ltd.	2,163,138
10,400		Keyence Corp.	2,484,083
510,000		Kobe Steel Ltd.	1,678,714
200,000		Kyowa Hakko Kogyo Co.	1,942,705
83,000		Matsushita Electric Industrial Co.	1,889,585
110,000		Mitsubishi Estate Co. Ltd.	2,963,385
1,000		NTT DoCoMo, Inc.	1,593,625
5,300		Nintendo Corp. Ltd.	2,915,955
533,000		Nippon Express Co. Ltd.	2,679,662
480		Nippon Telegraph & Telephone Corp.	2,331,246
315,000		Nippon Yusen Kabushiki Kaisha	3,203,187
300,000		Nissan Motor Co. Ltd.	2,666,477
60,000		Nitto Denko Corp.	2,851,451
107,000		Shionogi & Co. Ltd.	2,156,849
405,100		Taiyo Nippon Sanso Corp.	3,454,609
140,000		Taiyo Yuden Co. Ltd.	1,717,131
500,000		Toppan Printing Co. Ltd.	5,757,921
60,000		Toyota Motor Corp.	3,056,346
		TOTAL	59,403,717
		Korea, Republic of--10.1%
250,000		Asiana Airlines	1,402,845
57,000		Cheil Industries, Inc.	2,943,935
7,200		Daelim Industrial Co. Ltd.	863,259
22,400		Dongbu Insurance Co. Ltd.	916,616
78,986	[2]	Hanjin Heavy Industries & Construction Co. Ltd.	4,041,126
125,200		Hanjin Shipping Co. Ltd.	5,706,655
9,300		Hyundai Heavy Industries Co. Ltd.	3,385,758
50,000		Hyundai Motor Co. Ltd.	4,077,472
300,000		KT Corp., ADR	6,783,000
139,500		KT Freetel Co. Ltd.	3,927,479
149,000		Kia Motors Corp.	1,764,769
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Korea, Republic of--continued
150,700		Kookmin Bank, ADR	$9,411,215
546,330		Korea Electric Power Corp. ADR	8,828,693
22,994		LG Chem Ltd.	2,185,440
56,700	[2]	LG Display Co. Ltd.	2,504,587
88,500		LG Electronics, Inc.	12,286,297
17,500		LS Cable Ltd.	1,658,172
80,250		POSCO, ADR	10,966,163
92,000		Pusan Bank	1,335,275
17,312		SK Holdings Co. Ltd.	2,722,726
18,950		SK Telecom Co. ADR	430,544
25,600		Samsung C&T Corp.	1,707,412
81,500		Samsung Electro-Mechanics Co. Ltd.	3,797,874
20,850		Samsung Electronics Co. Ltd.	14,999,126
47,800		Samsung SDI Co. Ltd.	3,698,520
39,950		Shinhan Financial Group Co. Ltd.	1,997,403
		TOTAL	114,342,361
		Netherlands--7.1%
70,000	[2]	ASML Holding NV	2,094,194
160,000		Aegon NV	2,443,398
545,000	[2]	Ahold NV	8,152,400
93,000		Akzo Nobel NV	7,872,295
120,000		Heineken NV	7,051,279
413,080		ING Groep NV	15,770,607
135,000		Koninklijke DSM NV	8,277,132
600,000		Koninklijke KPN NV	10,921,362
296,000		Philips Electronics NV	11,365,186
197,000		Unilever NV	6,437,668
		TOTAL	80,385,521
		New Zealand--1.9%
1,400,000		Auckland International Airport Ltd.	2,380,424
400,000		Contact Energy Ltd.	2,971,221
500,000		Fisher & Paykel Healthcare Corp. Ltd.	940,260
700,000		Fletcher Building Ltd.	4,387,879
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		New Zealand--continued
820,000		Sky City Entertainment Ltd.	$2,409,416
2,500,000	[1]	Telecom Corp. of New Zealand	7,874,676
		TOTAL	20,963,876
		Norway--8.7%
325,320		Aker Solutions ASA	9,179,027
316,100		Den Norske Bank ASA	4,546,152
111,000	[1]	Frontline Ltd.	6,883,670
666,600	[1]	Norsk Hydro ASA	10,579,708
306,500		Orkla ASA	4,420,096
134,000	[2]	Petroleum Geo-Services ASA	3,944,960
150,000		SeaDrill Ltd.	4,893,605
580,043	[1]	StatoilHydro ASA	22,503,432
509,452		Storebrand ASA	4,861,336
431,600	[1]	Telenor ASA	9,365,879
227,800	[1]	Yara International ASA	17,273,807
		TOTAL	98,451,672
		Poland--6.0%
164,528		Asseco Poland SA	4,781,577
32,000		BRE Bank SA	6,052,358
95,000		Bank BPH SA	3,505,939
123,840		Bank Pekao SA	10,808,686
90,500		Bank Zachodni WBK SA	6,846,731
216,400		KGHM Polska Miedz SA	10,292,165
24,200	[2]	PBG SA	3,550,040
614,900		PKO Bank Polski SA	14,282,189
3,016,140		Polskie Gornictwo Naftowe I Gazownictwo SA	5,648,958
140,000		Telekomunikacja Polska SA	1,324,599
		TOTAL	67,093,242
		Taiwan, Republic of China--0.2%
179,000		Advantech Co. Ltd.	465,134
934,094		Taiwan Mobile Co. Ltd.	1,732,877
137,000		Tripod Technology Corp.	495,691
		TOTAL	2,693,702
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Turkey--2.5%
1,280,000		Akbank T.A.S.	$5,671,152
177,000		Tupras Turkiye Petrol Rafinerileri AS	4,429,357
650,000		Turkcell Iletisim Hizmetleri AS	5,119,790
1,270,000		Turkiye Garanti Bankasi AS	5,835,248
1,760,000		Turkiye Is Bankasi (Isbank), Class C	7,277,978
		TOTAL	28,333,525
		TOTAL COMMON STOCKS (IDENTIFIED COST $996,491,071)	1,093,553,600
		MUTUAL FUND--18.4%
207,164,959	[3,4,5]	Prime Value Obligations Fund, Institutional Shares, 2.70% (AT NET ASSET VALUE)	207,164,959
		TOTAL INVESTMENTS--115.3% (IDENTIFIED COST $1,203,656,030) [6]	1,300,718,559
		OTHER ASSETS AND LIABILITIES - NET--(15.3)% [7]	(172,858,077)
		TOTAL NET ASSETS--100%	$1,127,860,482

At May 31, 2008, the Fund had an outstanding foreign exchange contract as follows:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Contracts at Value	Unrealized Appreciation
Contracts Purchased:
6/3/2008	6,156,314 Turkish Lira	$5,050,588	$5,051,127	$539

Unrealized Appreciation on the Foreign Exchange Contract is included in "Other Assets and Liabilities - Net."

1 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

2 Non-income-producing security.

3 Affiliated company.

4 7-Day net yield.

5 All or a portion of this security is held as collateral for securities lending.

6 Also represents cost for federal tax purposes.

7 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2008, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$1,300,718,559	$539
Level 2 - Other Significant Observable Inputs	--	--
Level 3 - Significant Unobservable Inputs	--	--
TOTAL	$1,300,718,559	$539

* Other financial instruments include currency forwards.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depository Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2008 (unaudited)

Assets:
Total investments in securities, at value including $207,164,959 of investments in an affiliated issuer (Note 5) and $182,102,982 of securities loaned (identified cost $1,203,656,030)		$1,300,718,559
Cash		230,624
Cash denominated in foreign currencies (identified cost $7,032,656)		7,030,567
Income receivable		10,818,732
Receivable for investments sold		48,497,542
Receivable for shares sold		7,482,131
Receivable for foreign exchange contracts		539
Other assets		29,163
TOTAL ASSETS		1,374,807,857
Liabilities:
Payable for investments purchased	$54,271,602
Payable for shares redeemed	1,007,972
Payable for collateral due to broker for securities loaned	191,322,072
Payable for distribution services fee (Note 5)	95,612
Payable for shareholder services fee (Note 5)	168,361
Accrued expenses	81,756
TOTAL LIABILITIES		246,947,375
Net assets for 17,317,183 shares outstanding		$1,127,860,482
Net Assets Consist of:
Paid-in capital		$1,007,375,894
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		97,444,926
Accumulated net realized gain on investments and foreign currency transactions		5,029,032
Undistributed net investment income		18,010,630
TOTAL NET ASSETS		$1,127,860,482

Statement of Assets and Liabilities-continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($809,064,168 ÷ 12,415,970 shares outstanding), no par value, unlimited shares authorized	$65.16
Offering price per share (100/94.50 of $65.16) [1]	$68.95
Redemption proceeds per share (98.00/100 of $65.16) [1]	$63.86
Class B Shares:
Net asset value per share ($38,006,471 ÷ 585,962 shares outstanding), no par value, unlimited shares authorized	$64.86
Offering price per share	$64.86
Redemption proceeds per share (92.50/100 of $64.86) [1]	$60.00
Class C Shares:
Net asset value per share ($119,956,708 ÷ 1,849,799 shares outstanding), no par value, unlimited shares authorized	$64.85
Offering price per share	$64.85
Redemption proceeds per share (97.00/100 of $64.85) [1]	$62.90
Institutional Shares:
Net asset value per share ($160,735,240 ÷ 2,463,946 shares outstanding), no par value, unlimited shares authorized	$65.23
Offering price per share	$65.23
Redemption proceeds per share (98.00/100 of $65.23) [1]	$63.93
Class K Shares:
Net asset value per share ($97,895 ÷ 1,505.828 shares outstanding), no par value, unlimited shares authorized	$65.01
Offering price per share	$65.01
Redemption proceeds per share (98.00/100 of $65.01) [1]	$63.71

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2008 (unaudited)

Investment Income:
Dividends (including $294,809 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $3,766,274)		$24,053,803
Interest (including income on securities loaned of $643,728)		640,246
TOTAL INCOME		24,694,049
Expenses:
Investment adviser fee (Note 5)	$4,273,385
Administrative personnel and services fee (Note 5)	344,261
Custodian fees	245,845
Transfer and dividend disbursing agent fees and expenses--Class A Shares	179,728
Transfer and dividend disbursing agent fees and expenses--Class B Shares	14,157
Transfer and dividend disbursing agent fees and expenses--Class C Shares	32,072
Transfer and dividend disbursing agent fees and expenses--Institutional Shares	17,894
Transfer and dividend disbursing agent fees and expenses--Class K Shares	59
Auditing fees	13,000
Legal fees	7,520
Portfolio accounting fees	72,094
Distribution services fee--Class B Shares (Note 5)	101,726
Distribution services fee--Class C Shares (Note 5)	290,615
Distribution services fee--Class K Shares (Note 5)	105
Shareholder services fee--Class A Shares (Note 5)	787,568
Shareholder services fee--Class B Shares (Note 5)	33,909
Shareholder services fee--Class C Shares (Note 5)	91,059
Account administration fee--Class A Shares	18,493
Share registration costs	76,443
Printing and postage	22,325
Insurance premiums	3,053
Taxes	201
Miscellaneous	2,060
TOTAL EXPENSES	6,627,572

Statement of Operations-continued

Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(63,584)
Waiver of administrative personnel and services fee	(8,771)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Class B Shares	(184)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Institutional Shares	(1,317)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Class K Shares	(3)
TOTAL WAIVERS AND REIMBURSEMENTS		$(73,859)
Net expenses			$6,553,713
Net investment income			18,140,336
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			5,029,892
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(5,791,951)
Net realized and unrealized loss on investments and foreign currency transactions			(762,059)
Change in net assets resulting from operations			$17,378,277

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2008	Period Ended 11/30/2007	[1]	Year Ended 12/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$18,140,336	$4,764,203		$2,808,495
Net realized gain on investments and foreign currency transactions	5,029,892	20,167,305		21,005,705
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(5,791,951)	44,975,947		34,076,774
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	17,378,277	69,907,455		57,890,974
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(3,701,161)	--		(2,997,359)
Class B Shares	(80,444)	--		--
Class C Shares	(226,849)	--		--
Institutional Shares	(292,158)	--		--
Class K Shares	(164)	--		--
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	(18,706,692)	--		(2,657,257)
Class B Shares	(474,413)	--		--
Class C Shares	(1,284,669)	--		--
Institutional Shares	(1,301,122)	--		--
Class K Shares	(984)	--		--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(26,068,656)	--		(5,654,616)

1 Reflects operations for the period from January 1, 2007 to November 30, 2007.

Statement of Changes in Net Assets-continued

	Six Months Ended (unaudited) 5/31/2008	Period Ended 11/30/2007	[1]	Year Ended 12/31/2006
Share Transactions:
Proceeds from sale of shares	$481,067,781	$280,132,091		$100,119,871
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated International Capital Appreciation Fund	162,229,186	--		--
Net asset value of shares issued to shareholders in payment of distributions declared	22,384,804	--		5,301,119
Cost of shares redeemed	(119,334,404)	(33,480,584)		(19,183,424)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	546,347,367	246,651,507		86,237,566
Redemption Fees	44,607	4,510		24,637
Change in net assets	537,701,595	316,563,472		138,498,561
Net Assets:
Beginning of period	590,158,887	273,595,415		135,096,854
End of period (including undistributed net investment income of $18,010,630, $4,171,070 and $55,980, respectively)	$1,127,860,482	$590,158,887		$273,595,415

1 Reflects operations for the period from January 1, 2007 to November 30, 2007.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2008 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of nine diversified portfolios. The financial statements included herein are only those of Federated InterContinental Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The investment objective of the Fund is to seek long-term capital appreciation.

Rochdale Atlas Portfolio (the "Predecessor Fund") was reorganized into the Fund as of the close of business on August 24, 2007. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund, which commenced operations on October 2, 1998. The Fund changed its fiscal year end from December 31 to November 30.

Effective August 24, 2007, the Fund began offering Class B Shares, Class C Shares, Institutional Shares and Class K Shares.

On January 25, 2008, the Fund received assets from Federated International Capital Appreciation Fund as the result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Federated International Capital Appreciation Fund Net Assets Received	Unrealized Depreciation [1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of Federated International Capital Appreciation Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
2,814,492	$162,229,186	$(2,929,080)	$599,246,970	$162,229,186	$761,476,156

1 Unrealized Depreciation is included in the Federated International Capital Appreciation Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class K Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on December 1, 2007. As of and during the six months ended May 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

Withholding taxes and where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's portfolio of investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of May 31, 2008, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$182,102,982	$191,322,072

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 5/31/2008		Period Ended 11/30/2007 [1]		Year Ended 12/31/2006
Class A Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,377,273	$274,533,022	3,112,130	$209,137,003	1,997,292	$100,119,871
Shares issued in connection with tax-free transfer of assets from Federated International Capital Appreciation Fund	1,892,702	109,171,066	--	--	--	--
Shares issued to shareholders in payment of distributions declared	303,544	20,003,542	--	--	94,849	5,301,119
Shares redeemed	(1,550,573)	(93,921,130)	(520,500)	(33,177,380)	(382,667)	(19,183,424)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	5,022,946	$309,786,500	2,591,630	$175,959,623	1,709,474	$86,237,566

	Six Months Ended 5/31/2008		Period Ended 11/30/2007 [1,2]		Year Ended 12/31/2006
Class B Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	228,189	$14,403,839	162,097	$11,433,491	--	$--
Shares issued in connection with tax-free transfer of assets from Federated International Capital Appreciation Fund	281,322	16,199,198	--	--	--	--
Shares issued to shareholders in payment of distributions declared	7,140	469,898	--	--	--	--
Shares redeemed	(91,650)	(5,579,895)	(1,136)	(80,072)	--	--
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	425,001	$25,493,040	160,961	$11,353,419	--	$--

	Six Months Ended 5/31/2008		Period Ended 11/30/2007 [1,2]		Year Ended 12/31/2006
Class C Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	935,358	$58,644,601	428,876	$30,652,911	--	$--
Shares issued in connection with tax-free transfer of assets from Federated International Capital Appreciation Fund	640,468	36,858,922	--	--	--	--
Shares issued to shareholders in payment of distributions declared	16,332	1,074,452	--	--	--	--
Shares redeemed	(168,610)	(10,269,180)	(2,625)	(190,234)	--	--
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	1,423,548	$86,308,795	426,251	$30,462,677	--	$--

	Six Months Ended 5/31/2008		Period Ended 11/30/2007 [1,2]		Year Ended 12/31/2006
Institutional Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,198,140	$133,410,987	413,522	$28,888,484	--	$--
Shares issued to shareholders in payment of distributions declared	12,687	835,966	--	--	--	--
Shares redeemed	(159,924)	(9,563,683)	(479)	(32,798)	--	--
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,050,903	$124,683,270	413,043	$28,855,686	--	$--

	Six Months Ended 5/31/2008		Period Ended 11/30/2007 [1,2]		Year Ended 12/31/2006
Class K Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,181	$75,332	329	$20,202	--	$--
Shares issued to shareholders in payment of distributions declared	14	946	--	--	--	--
Shares redeemed	(8)	(516)	(10)	(100)	--	--
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	1,187	$75,762	319	$20,102	--	$--
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	8,923,585	$546,347,367	3,592,204	$246,651,507	1,709,474	$86,237,566

1 The Fund changed its fiscal year end from December 31 to November 30.

2 Reflects operations for the period from August 25, 2007 (start of performance) to November 30, 2007.

Redemption Fees

The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class K Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in capital. For the six months ended May 31, 2008, the redemption fees for Class A Shares, Class B Shares, Class C Shares and Institutional Shares amounted to $32,299, $1,545, $4,429 and $6,334, respectively. For the period ended November 30, 2007, the redemption fees for Class A Shares amounted to $4,510. For the year ended December 31, 2006, the redemption fees for Class A Shares amounted to $24,637.

4. FEDERAL TAX INFORMATION

At May 31, 2008, the cost of investments for federal tax purposes was $1,203,656,030. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $97,062,529. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $143,069,915 and net unrealized depreciation from investments for those securities having an excess of cost over value of $46,007,386.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp. is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.00% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2008, the Adviser voluntarily waived $16,439 of its fee. In addition, an affiliate of the adviser reimbursed $1,504 of transfer and dividend disbursing agent fees and expenses.

Prior to close of business on August 24, 2007, the Predecessor Fund's investment adviser was Rochdale Investment Management LLC. After the close of business on August 24, 2007, the Predecessor Fund was reorganized into the Fund. The annual rate did not change due to this reorganization. For the period from January 1, 2007 to August 24, 2007, the net fee paid to Rochdale Investment Management LLC was $2,092,602.

Administrative Fee

Effective close of business on August 24, 2007, Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2008, the net fee paid to FAS was 0.079% of average daily net assets of the Fund. FAS waived $8,771 of its fee.

Prior to close of business on August 24, 2007, U.S. Bancorp Fund Services, LLC provided administrative services to the Predecessor Fund. For the period from January 1, 2007 to August 24, 2007, the net fee paid to U.S. Bancorp Fund Services, LLC was $127,670.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2008, FSC retained $164,210 of fees paid by the Fund.

On November 15, 2007, the Fund's Trustees approved an amendment to the Plan to reduce the distribution services fee for the Fund's Class A Shares from 0.25% to 0.05%. The amendment to the Plan became effective for the Fund's Class A Shares on January 31, 2008. For the six months ended May 31, 2008, the Fund's Class A Shares did not incur a distribution services fee.

Prior to close of business on August 24, 2007, Rochdale Investment Management LLC was the principal distributor for the Predecessor Fund. For the period from January 1, 2007 to August 24, 2007, the net fee paid to Rochdale Investment Management LLC was $523,150.

Sales Charges

For the six months ended May 31, 2008, FSC retained $139,789 in sales charges from the sale of Class A Shares. FSC also retained $1,759 of contingent deferred sales charges relating to redemptions of Class A Shares and $5,396 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

For the period from August 25, 2007 to November 30, 2007, FSC retained $143,596 in sales charges from the sale of Class A Shares. FSC also retained $171 of contingent deferred sales charges relating to redemptions of Class C Shares.

Prior to close of business on August 24, 2007, RIM Securities LLC, an affiliate of Rochdale Investment Management LLC, served as distributor of the Predecessor Fund's shares. For the period from January 1, 2007 to August 24, 2007, RIM Securities LLC retained $12,304 in sales charges from the sale of the Predecessor Fund's shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $22,078 of Service Fees for the six months ended May 31, 2008. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended May 31, 2008, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 1.50%, 2.29%, 2.28%, 1.20% and 1.95%, respectively, for the fiscal year ending November 30, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through January 31, 2009.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2008, the Adviser reimbursed $47,145. Transactions with the affiliated company during the six months ended May 31, 2008 were as follows:

Affiliate	Balance of Shares Held 11/30/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2008	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	44,763,597	834,851,090	672,449,728	207,164,959	$207,164,959	$294,809

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2008, were as follows:

Purchases	$591,295,172
Sales	$221,326,143

7. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of May 31, 2008, there were no outstanding loans. During the six months ended May 31, 2008, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of May 31, 2008, there were no outstanding loans. During the six months ended May 31, 2008, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds and their respective counsel have been defending this litigation and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares or other adverse consequences for the Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, in March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

Evaluation and Approval of Advisory Contract - May 2008

FEDERATED INTERCONTINENTAL FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one- and three-year periods ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172511
Cusip 314172495
Cusip 314172487
Cusip 314172479

38765 (7/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated InterContinental Fund

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2008

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Period Ended
	5/31/2008		11/30/2007	[1]
Net Asset Value, Beginning of Period	$70.36		$65.15
Income From Investment Operations:
Net investment income	1.70	[2]	0.12	[2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(3.94)		5.09
TOTAL FROM INVESTMENT OPERATIONS	(2.24)		5.21
Less Distributions:
Distributions from net investment income	(0.53)		--
Distributions from net realized gain on investments, options and foreign currency transactions	(2.36)		--
TOTAL DISTRIBUTIONS	(2.89)		--
Redemption Fees	0.00	[3]	--
Net Asset Value, End of Period	$65.23		$70.36
Total Return [4]	(3.22)%		8.00%

Ratios to Average Net Assets:
Net expenses	1.20	% [5]	1.20	% [5]
Net investment income	5.50	% [5]	0.64	% [5]
Expense waiver/reimbursement [6]	0.02	% [5]	0.23	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$160,735		$29,062
Portfolio turnover	26%		28	% [7]

1 Reflects operations for the period from August 25, 2007 (start of performance) to November 30, 2007.

2 Per share numbers have been calculated using the average shares method.

3 Represents less than $0.01.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period from January 1, 2007 to November 30, 2007.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption/exchange fees; and (2) ongoing costs, including management fees and, to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2007 to May 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2007	Ending Account Value 5/31/2008	Expenses Paid During Period [1]
Actual	$1,000	$ 967.80	$5.90
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.00	$6.06

1 Expenses are equal to the Fund's annualized net expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period).

Portfolio of Investments Summary Tables

At May 31, 2008, the Fund's portfolio composition 1 was as follows:

Country	Percentage of Total Net Assets
Germany	13.1%
France	11.3%
Korea	10.1%
Italy	9.5%
Norway	8.7%
Netherlands	7.1%
Austria	6.9%
Belgium	6.4%
Brazil	6.2%
Poland	6.0%
Japan	5.3%
Turkey	2.5%
New Zealand	1.9%
Hungary	1.7%
Taiwan	0.2%
Canada [2]	0.0%
Securities Lending Collateral [3]	17.0%
Cash Equivalents [4]	1.4%
Other Assets and Liabilities--Net [5]	(15.3)%
TOTAL	100.0%

1 Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.

2 Represents less then 0.1%.

3 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.

4 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

At May 31, 2008, the Fund's sector classification composition 6 was as follows:

Sector Classification	Percentage of Total Net Assets
Financials	22.5%
Materials	13.4%
Industrials	12.0%
Energy	11.8%
Consumer Discretionary	10.8%
Telecommunication Services	8.7%
Utilities	6.6%
Consumer Staples	4.9%
Information Technology	4.0%
Health Care	2.2%
Securities Lending Collateral [3]	17.0%
Cash Equivalents [4]	1.4%
Other Assets and Liabilities--Net [5]	(15.3)%
TOTAL	100.0%

6 Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

Portfolio of Investments

May 31, 2008 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS--96.9%
		Austria--6.9%
221,110		Erste Bank Der Oesterreichischen Sparkassen AG	$16,879,676
192,700		OMV AG	15,865,042
77,700		Oesterreichische Elektrizitaetswirtschafts AG	6,563,878
42,900		Raiffeisen International Bank	6,430,558
420,490	[1]	Telekom Austria AG	10,028,535
55,500		Vienna Insurance Group	4,220,500
144,100		Voestalpine AG	12,009,510
109,000	[1]	Wienerberger Baustoffindustrie AG	5,780,870
		TOTAL	77,778,569
		Belgium--6.4%
22,000		Bekaert SA NV	3,532,516
156,000		Belgacom SA Npv	7,346,436
124,000		CMB SA	8,484,311
85,500		Delhaize-Le Lion	6,430,022
220,000	[1]	Dexia	5,185,313
492,000	[1]	Fortis	12,047,849
121,510		InBev Npv	9,376,341
47,000	[1]	KBC Group NV	5,799,165
100,000	[1]	Omega Pharma Npv	4,186,522
23,500		Solvay SA Npv	3,369,014
120,000		Umicore SA	6,564,018
		TOTAL	72,321,507
		Brazil--6.2%
28,000	[2]	Aracruz Cellulose SA, ADR	2,540,720
113,100		Banco Bradesco SA, ADR	2,715,531
80,600		Banco Itau SA, ADR	2,475,226
125,800		Cia de Concessoes Rodoviarias	2,529,922
193,945	[1,2]	Companhia Energetica de Minas Gerais, ADR	4,584,863
152,400	[2]	Companhia Siderurgica Nacional SA, ADR	7,493,508
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Brazil--continued
325,620		Companhia Vale Do Rio Doce, ADR	$12,953,164
41,400	[2]	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	2,332,890
56,200	[1]	Gerdau SA, ADR	2,807,752
74,280	[2]	Petroleo Brasileiro SA, ADR, Common	5,236,740
173,200	[2]	Petroleo Brasileiro SA, ADR, Preference	10,468,208
383,000		Sadia SA Industria e Comercio, Preference	3,249,554
80,000	[2]	Tele Norte Leste Participacoes SA, ADR	2,070,400
41,800		Tractebel Energia S.A.	614,215
53,200		Unibanco Uniao de Bancos Brasileiros SA, GDR	8,345,484
		TOTAL	70,418,177
		Canada--0.0%
1,163	[2]	Nortel Networks Corp.	9,583
		France--11.3%
102,577		AXA SA	3,624,155
72,100		AXA SA ADR	2,550,898
62,788	[1]	BNP Paribas SA	6,480,250
8,100		CNP Assurances	996,406
50,000		Cap Gemini SA	3,391,534
29,000		Casino Guichard-Perrachon	3,674,758
57,000		Christian Dior	6,891,146
53,500		Compagnie de Saint-Gobain SA	4,314,778
84,825	[1]	Credit Agricole SA	2,244,749
40,000		EDF Energies Nouvelles SA	2,837,687
17,000	[1]	Electricite De France	1,840,234
429,300	[1]	France Telecom SA	13,027,063
17,800	[1]	Imerys SA	1,612,525
15,600		L'Oreal SA	1,898,375
32,200		Lafarge SA	5,823,559
50,000		Lagardere S.C.A.	3,609,339
9,950	[1]	Michelin, Class B	890,083
12,500		PPR SA	1,633,537
268,820	[1]	PagesJaunes Groupe	4,842,948
24,900	[1]	Peugeot Citroen SA	1,549,527
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		France--continued
33,900		Renault SA	$3,480,834
54,850	[1]	Sanofi-Aventis, ADR	2,047,002
72,000		Scor SE	1,820,227
38,500	[1]	Societe BIC SA	1,916,683
48,000		Suez SA	3,576,979
40,000	[2]	Technip SA	3,750,601
76,800		Tf1 - Tv Francaise 1 SA	1,519,805
83,040		Total SA	7,246,236
113,950	[1]	Total SA, ADR	9,943,277
38,900	[1]	Valeo SA	1,551,093
145,910		Vinci SA	10,993,581
128,050		Vivendi SA	5,381,759
		TOTAL	126,961,628
		Germany--13.1%
32,548		Allianz SE	6,161,960
120,604		Altana AG	2,281,576
79,300		BASF SE	11,889,257
63,900		Bayer AG	5,666,506
80,100		Bayerische Motoren Werke AG	4,744,113
77,200		Celesio AG	3,266,825
75,800	[1]	Commerzbank AG	2,675,737
23,300		Continental AG	2,954,291
179,500	[1]	Daimler AG	13,647,385
101,980	[1]	Deutsche Bank AG	10,904,381
90,000		Deutsche Lufthansa AG	2,334,091
262,340		Deutsche Post AG	8,346,367
671,520		Deutsche Telekom AG	11,241,154
51,850		Douglas Hldg Ag	2,783,770
27,580		E.On AG	5,868,039
18,350		MAN AG	2,862,223
33,794		Metro AG	2,487,849
116,936		RWE AG	15,115,992
42,000	[1]	SAP AG	2,320,929
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Germany--continued
5,396		Salzgitter AG	$1,060,266
39,700		Siemens AG	4,503,777
26,000		Siemens AG, ADR	2,958,540
34,000		Stada Arzneimittel AG	2,229,545
306,000	[1]	Suedzucker AG	6,950,467
278,800	[1]	TUI AG	7,377,968
18,230		ThyssenKrupp AG	1,231,732
15,590		Volkswagen AG	4,294,195
		TOTAL	148,158,935
		Hungary--1.7%
9,900		Gedeon Richter RT	2,180,333
52,000		MOL Magyar Olaj-es Gazipari RT	7,840,002
366,300		Magyar Telekom Telecommunications PLC	1,805,354
160,000		OTP Bank RT	7,233,820
		TOTAL	19,059,509
		Italy--9.5%
250,000	[1]	Alleanza Assicurazioni SpA	3,076,495
194,000		Assicurazioni Generali SpA	8,067,526
720,000	[1]	Banca Carige SpA	3,018,776
50,000		Benetton Group SpA	670,139
241,000	[1]	Bulgari SpA	2,783,897
100,000		ENI SpA	4,072,952
1,085,830		Enel SpA	12,205,044
211,000	[1]	Fiat SpA	4,700,728
461,500		Finmeccanica SpA	13,986,219
1,917,064		Intesa Sanpaolo SpA	12,571,117
254,120	[1]	Luxottica Group SpA	7,092,526
2,450,000		Pirelli & Co. SpA	2,033,481
250,000		Saipem SpA	11,481,431
985,000		Snam Rete Gas SpA	6,543,405
51,900		Telecom Italia SpA, ADR	1,140,762
1,964,970		Unicredit SpA	13,733,578
		TOTAL	107,178,076
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Japan--5.3%
450,000		Asahi Glass Co. Ltd.	$5,924,872
350,000		Bridgestone Corp.	5,972,776
64,600		Honda Motor Co. Ltd.	2,163,138
10,400		Keyence Corp.	2,484,083
510,000		Kobe Steel Ltd.	1,678,714
200,000		Kyowa Hakko Kogyo Co.	1,942,705
83,000		Matsushita Electric Industrial Co.	1,889,585
110,000		Mitsubishi Estate Co. Ltd.	2,963,385
1,000		NTT DoCoMo, Inc.	1,593,625
5,300		Nintendo Corp. Ltd.	2,915,955
533,000		Nippon Express Co. Ltd.	2,679,662
480		Nippon Telegraph & Telephone Corp.	2,331,246
315,000		Nippon Yusen Kabushiki Kaisha	3,203,187
300,000		Nissan Motor Co. Ltd.	2,666,477
60,000		Nitto Denko Corp.	2,851,451
107,000		Shionogi & Co. Ltd.	2,156,849
405,100		Taiyo Nippon Sanso Corp.	3,454,609
140,000		Taiyo Yuden Co. Ltd.	1,717,131
500,000		Toppan Printing Co. Ltd.	5,757,921
60,000		Toyota Motor Corp.	3,056,346
		TOTAL	59,403,717
		Korea, Republic of--10.1%
250,000		Asiana Airlines	1,402,845
57,000		Cheil Industries, Inc.	2,943,935
7,200		Daelim Industrial Co. Ltd.	863,259
22,400		Dongbu Insurance Co. Ltd.	916,616
78,986	[2]	Hanjin Heavy Industries & Construction Co. Ltd.	4,041,126
125,200		Hanjin Shipping Co. Ltd.	5,706,655
9,300		Hyundai Heavy Industries Co. Ltd.	3,385,758
50,000		Hyundai Motor Co. Ltd.	4,077,472
300,000		KT Corp., ADR	6,783,000
139,500		KT Freetel Co. Ltd.	3,927,479
149,000		Kia Motors Corp.	1,764,769
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Korea, Republic of--continued
150,700		Kookmin Bank, ADR	$9,411,215
546,330		Korea Electric Power Corp. ADR	8,828,693
22,994		LG Chem Ltd.	2,185,440
56,700	[2]	LG Display Co. Ltd.	2,504,587
88,500		LG Electronics, Inc.	12,286,297
17,500		LS Cable Ltd.	1,658,172
80,250		POSCO, ADR	10,966,163
92,000		Pusan Bank	1,335,275
17,312		SK Holdings Co. Ltd.	2,722,726
18,950		SK Telecom Co. ADR	430,544
25,600		Samsung C&T Corp.	1,707,412
81,500		Samsung Electro-Mechanics Co. Ltd.	3,797,874
20,850		Samsung Electronics Co. Ltd.	14,999,126
47,800		Samsung SDI Co. Ltd.	3,698,520
39,950		Shinhan Financial Group Co. Ltd.	1,997,403
		TOTAL	114,342,361
		Netherlands--7.1%
70,000	[2]	ASML Holding NV	2,094,194
160,000		Aegon NV	2,443,398
545,000	[2]	Ahold NV	8,152,400
93,000		Akzo Nobel NV	7,872,295
120,000		Heineken NV	7,051,279
413,080		ING Groep NV	15,770,607
135,000		Koninklijke DSM NV	8,277,132
600,000		Koninklijke KPN NV	10,921,362
296,000		Philips Electronics NV	11,365,186
197,000		Unilever NV	6,437,668
		TOTAL	80,385,521
		New Zealand--1.9%
1,400,000		Auckland International Airport Ltd.	2,380,424
400,000		Contact Energy Ltd.	2,971,221
500,000		Fisher & Paykel Healthcare Corp. Ltd.	940,260
700,000		Fletcher Building Ltd.	4,387,879
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		New Zealand--continued
820,000		Sky City Entertainment Ltd.	$2,409,416
2,500,000	[1]	Telecom Corp. of New Zealand	7,874,676
		TOTAL	20,963,876
		Norway--8.7%
325,320		Aker Solutions ASA	9,179,027
316,100		Den Norske Bank ASA	4,546,152
111,000	[1]	Frontline Ltd.	6,883,670
666,600	[1]	Norsk Hydro ASA	10,579,708
306,500		Orkla ASA	4,420,096
134,000	[2]	Petroleum Geo-Services ASA	3,944,960
150,000		SeaDrill Ltd.	4,893,605
580,043	[1]	StatoilHydro ASA	22,503,432
509,452		Storebrand ASA	4,861,336
431,600	[1]	Telenor ASA	9,365,879
227,800	[1]	Yara International ASA	17,273,807
		TOTAL	98,451,672
		Poland--6.0%
164,528		Asseco Poland SA	4,781,577
32,000		BRE Bank SA	6,052,358
95,000		Bank BPH SA	3,505,939
123,840		Bank Pekao SA	10,808,686
90,500		Bank Zachodni WBK SA	6,846,731
216,400		KGHM Polska Miedz SA	10,292,165
24,200	[2]	PBG SA	3,550,040
614,900		PKO Bank Polski SA	14,282,189
3,016,140		Polskie Gornictwo Naftowe I Gazownictwo SA	5,648,958
140,000		Telekomunikacja Polska SA	1,324,599
		TOTAL	67,093,242
		Taiwan, Republic of China--0.2%
179,000		Advantech Co. Ltd.	465,134
934,094		Taiwan Mobile Co. Ltd.	1,732,877
137,000		Tripod Technology Corp.	495,691
		TOTAL	2,693,702
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Turkey--2.5%
1,280,000		Akbank T.A.S.	$5,671,152
177,000		Tupras Turkiye Petrol Rafinerileri AS	4,429,357
650,000		Turkcell Iletisim Hizmetleri AS	5,119,790
1,270,000		Turkiye Garanti Bankasi AS	5,835,248
1,760,000		Turkiye Is Bankasi (Isbank), Class C	7,277,978
		TOTAL	28,333,525
		TOTAL COMMON STOCKS (IDENTIFIED COST $996,491,071)	1,093,553,600
		MUTUAL FUND--18.4%
207,164,959	[3,4,5]	Prime Value Obligations Fund, Institutional Shares, 2.70% (AT NET ASSET VALUE)	207,164,959
		TOTAL INVESTMENTS--115.3% (IDENTIFIED COST $1,203,656,030) [6]	1,300,718,559
		OTHER ASSETS AND LIABILITIES - NET--(15.3)% [7]	(172,858,077)
		TOTAL NET ASSETS--100%	$1,127,860,482

At May 31, 2008, the Fund had an outstanding foreign exchange contract as follows:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Contracts at Value	Unrealized Appreciation
Contracts Purchased:
6/3/2008	6,156,314 Turkish Lira	$5,050,588	$5,051,127	$539

Unrealized Appreciation on the Foreign Exchange Contract is included in "Other Assets and Liabilities - Net."

1 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

2 Non-income producing security.

3 Affiliated company.

4 7-Day net yield.

5 All or a portion of this security is held as collateral for securities lending.

6 Also represents cost for federal tax purposes.

7 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2008, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$1,300,718,559	$539
Level 2 - Other Significant Observable Inputs	--	--
Level 3 - Significant Unobservable Inputs	--	--
TOTAL	$1,300,718,559	$539

* Other financial instruments include currency forwards.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depository Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2008 (unaudited)

Assets:
Total investments in securities, at value including $207,164,959 of investments in an affiliated issuer (Note 5) and $182,102,982 of securities loaned (identified cost $1,203,656,030)		$1,300,718,559
Cash		230,624
Cash denominated in foreign currencies (identified cost $7,032,656)		7,030,567
Income receivable		10,818,732
Receivable for investments sold		48,497,542
Receivable for shares sold		7,482,131
Receivable for foreign exchange contracts		539
Other assets		29,163
TOTAL ASSETS		1,374,807,857
Liabilities:
Payable for investments purchased	$54,271,602
Payable for shares redeemed	1,007,972
Payable for collateral due to broker for securities loaned	191,322,072
Payable for distribution services fee (Note 5)	95,612
Payable for shareholder services fee (Note 5)	168,361
Accrued expenses	81,756
TOTAL LIABILITIES		246,947,375
Net assets for 17,317,183 shares outstanding		$1,127,860,482
Net Assets Consist of:
Paid-in capital		$1,007,375,894
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		97,444,926
Accumulated net realized gain on investments and foreign currency transactions		5,029,032
Undistributed net investment income		18,010,630
TOTAL NET ASSETS		$1,127,860,482

Statement of Assets and Liabilities-continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($809,064,168 ÷ 12,415,970 shares outstanding), no par value, unlimited shares authorized	$65.16
Offering price per share (100/94.50 of $65.16) [1]	$68.95
Redemption proceeds per share (98.00/100 of $65.16) [1]	$63.86
Class B Shares:
Net asset value per share ($38,006,471 ÷ 585,962 shares outstanding), no par value, unlimited shares authorized	$64.86
Offering price per share	$64.86
Redemption proceeds per share (92.50/100 of $64.86) [1]	$60.00
Class C Shares:
Net asset value per share ($119,956,708 ÷ 1,849,799 shares outstanding), no par value, unlimited shares authorized	$64.85
Offering price per share	$64.85
Redemption proceeds per share (97.00/100 of $64.85) [1]	$62.90
Institutional Shares:
Net asset value per share ($160,735,240 ÷ 2,463,946 shares outstanding), no par value, unlimited shares authorized	$65.23
Offering price per share	$65.23
Redemption proceeds per share (98.00/100 of $65.23) [1]	$63.93
Class K Shares:
Net asset value per share ($97,895 ÷ 1,505.828 shares outstanding), no par value, unlimited shares authorized	$65.01
Offering price per share	$65.01
Redemption proceeds per share (98.00/100 of $65.01) [1]	$63.71

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2008 (unaudited)

Investment Income:
Dividends (including $294,809 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $3,766,274)		$24,053,803
Interest (including income on securities loaned of $643,728)		640,246
TOTAL INCOME		24,694,049
Expenses:
Investment adviser fee (Note 5)	$4,273,385
Administrative personnel and services fee (Note 5)	344,261
Custodian fees	245,845
Transfer and dividend disbursing agent fees and expenses--Class A Shares	179,728
Transfer and dividend disbursing agent fees and expenses--Class B Shares	14,157
Transfer and dividend disbursing agent fees and expenses--Class C Shares	32,072
Transfer and dividend disbursing agent fees and expenses--Institutional Shares	17,894
Transfer and dividend disbursing agent fees and expenses--Class K Shares	59
Auditing fees	13,000
Legal fees	7,520
Portfolio accounting fees	72,094
Distribution services fee--Class B Shares (Note 5)	101,726
Distribution services fee--Class C Shares (Note 5)	290,615
Distribution services fee--Class K Shares (Note 5)	105
Shareholder services fee--Class A Shares (Note 5)	787,568
Shareholder services fee--Class B Shares (Note 5)	33,909
Shareholder services fee--Class C Shares (Note 5)	91,059
Account administration fee--Class A Shares	18,493
Share registration costs	76,443
Printing and postage	22,325
Insurance premiums	3,053
Taxes	201
Miscellaneous	2,060
TOTAL EXPENSES	6,627,572

Statement of Operations-continued

Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(63,584)
Waiver of administrative personnel and services fee	(8,771)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Class B Shares	(184)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Institutional Shares	(1,317)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Class K Shares	(3)
TOTAL WAIVERS AND REIMBURSEMENTS		$(73,859)
Net expenses			$6,553,713
Net investment income			18,140,336
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			5,029,892
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(5,791,951)
Net realized and unrealized loss on investments and foreign currency transactions			(762,059)
Change in net assets resulting from operations			$17,378,277

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2008	Period Ended 11/30/2007	[1]	Year Ended 12/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$18,140,336	$4,764,203		$2,808,495
Net realized gain on investments and foreign currency transactions	5,029,892	20,167,305		21,005,705
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(5,791,951)	44,975,947		34,076,774
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	17,378,277	69,907,455		57,890,974
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(3,701,161)	--		(2,997,359)
Class B Shares	(80,444)	--		--
Class C Shares	(226,849)	--		--
Institutional Shares	(292,158)	--		--
Class K Shares	(164)	--		--
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	(18,706,692)	--		(2,657,257)
Class B Shares	(474,413)	--		--
Class C Shares	(1,284,669)	--		--
Institutional Shares	(1,301,122)	--		--
Class K Shares	(984)	--		--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(26,068,656)	--		(5,654,616)

1 Reflects operations for the period from January 1, 2007 to November 30, 2007.

Statement of Changes in Net Assets-continued

	Six Months Ended (unaudited) 5/31/2008	Period Ended 11/30/2007	[1]	Year Ended 12/31/2006
Share Transactions:
Proceeds from sale of shares	$481,067,781	$280,132,091		$100,119,871
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated International Capital Appreciation Fund	162,229,186	--		--
Net asset value of shares issued to shareholders in payment of distributions declared	22,384,804	--		5,301,119
Cost of shares redeemed	(119,334,404)	(33,480,584)		(19,183,424)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	546,347,367	246,651,507		86,237,566
Redemption Fees	44,607	4,510		24,637
Change in net assets	537,701,595	316,563,472		138,498,561
Net Assets:
Beginning of period	590,158,887	273,595,415		135,096,854
End of period (including undistributed net investment income of $18,010,630, $4,171,070 and $55,980, respectively)	$1,127,860,482	$590,158,887		$273,595,415

1 Reflects operations for the period from January 1, 2007 to November 30, 2007.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2008 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of nine diversified portfolios. The financial statements included herein are only those of Federated InterContinental Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares, Class B Shares, Class C Shares and Class K Shares are presented separately. The investment objective of the Fund is to seek long-term capital appreciation.

Rochdale Atlas Portfolio (the "Predecessor Fund") was reorganized into the Fund as of the close of business on August 24, 2007. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund, which commenced operations on October 2, 1998. The Fund changed its fiscal year end from December 31 to November 30.

Effective August 24, 2007, the Fund began offering Class B Shares, Class C Shares, Institutional Shares and Class K Shares.

On January 25, 2008, the Fund received assets from Federated International Capital Appreciation Fund as the result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Federated International Capital Appreciation Fund Net Assets Received	Unrealized Depreciation [1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of Federated International Capital Appreciation Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
2,814,492	$162,229,186	$(2,929,080)	$599,246,970	$162,229,186	$761,476,156

1 Unrealized Depreciation is included in the Federated International Capital Appreciation Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class K Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on December 1, 2007. As of and during the six months ended May 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

Withholding taxes and where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of May 31, 2008, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$182,102,982	$191,322,072

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 5/31/2008		Period Ended 11/30/2007 [1]		Year Ended 12/31/2006
Class A Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,377,273	$274,533,022	3,112,130	$209,137,003	1,997,292	$100,119,871
Shares issued in connection with tax-free transfer of assets from Federated International Capital Appreciation Fund	1,892,702	109,171,066	--	--	--	--
Shares issued to shareholders in payment of distributions declared	303,544	20,003,542	--	--	94,849	5,301,119
Shares redeemed	(1,550,573)	(93,921,130)	(520,500)	(33,177,380)	(382,667)	(19,183,424)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	5,022,946	$309,786,500	2,591,630	$175,959,623	1,709,474	$86,237,566

	Six Months Ended 5/31/2008		Period Ended 11/30/2007 [1,2]		Year Ended 12/31/2006
Class B Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	228,189	$14,403,839	162,097	$11,433,491	--	$--
Shares issued in connection with tax-free transfer of assets from Federated International Capital Appreciation Fund	281,322	16,199,198	--	--	--	--
Shares issued to shareholders in payment of distributions declared	7,140	469,898	--	--	--	--
Shares redeemed	(91,650)	(5,579,895)	(1,136)	(80,072)	--	--
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	425,001	$25,493,040	160,961	$11,353,419	--	$--

	Six Months Ended 5/31/2008		Period Ended 11/30/2007 [1,2]		Year Ended 12/31/2006
Class C Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	935,358	$58,644,601	428,876	$30,652,911	--	$--
Shares issued in connection with tax-free transfer of assets from Federated International Capital Appreciation Fund	640,468	36,858,922	--	--	--	--
Shares issued to shareholders in payment of distributions declared	16,332	1,074,452	--	--	--	--
Shares redeemed	(168,610)	(10,269,180)	(2,625)	(190,234)	--	--
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	1,423,548	$86,308,795	426,251	$30,462,677	--	$--

	Six Months Ended 5/31/2008		Period Ended 11/30/2007 [1,2]		Year Ended 12/31/2006
Institutional Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,198,140	$133,410,987	413,522	$28,888,484	--	$--
Shares issued to shareholders in payment of distributions declared	12,687	835,966	--	--	--	--
Shares redeemed	(159,924)	(9,563,683)	(479)	(32,798)	--	--
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,050,903	$124,683,270	413,043	$28,855,686	--	$--

	Six Months Ended 5/31/2008		Period Ended 11/30/2007 [1,2]		Year Ended 12/31/2006
Class K Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,181	$75,332	329	$20,202	--	$--
Shares issued to shareholders in payment of distributions declared	14	946	--	--	--	--
Shares redeemed	(8)	(516)	(10)	(100)	--	--
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	1,187	$75,762	319	$20,102	--	$--
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	8,923,585	$546,347,367	3,592,204	$246,651,507	1,709,474	$86,237,566

1 The Fund changed its fiscal year end from December 31 to November 30.

2 Reflects operations for the period from August 25, 2007 (start of performance) to November 30, 2007.

Redemption Fees

The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class K Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in capital. For the six months ended May 31, 2008, the redemption fees for Class A Shares, Class B Shares, Class C Shares and Institutional Shares amounted to $32,299, $1,545, $4,429 and $6,334, respectively. For the period ended November 30, 2007, the redemption fees for Class A Shares amounted to $4,510. For the year ended December 31, 2006, the redemption fees for Class A Shares amounted to $24,637.

4. FEDERAL TAX INFORMATION

At May 31, 2008, the cost of investments for federal tax purposes was $1,203,656,030. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $97,062,529. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $143,069,915 and net unrealized depreciation from investments for those securities having an excess of cost over value of $46,007,386.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp. is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.00% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2008, the Adviser voluntarily waived $16,439 of its fee. In addition, an affiliate of the adviser reimbursed $1,504 of transfer and dividend disbursing agent fees and expenses.

Prior to close of business on August 24, 2007, the Predecessor Fund's investment adviser was Rochdale Investment Management LLC. After the close of business on August 24, 2007, the Predecessor Fund was reorganized into the Fund. The annual rate did not change due to this reorganization. For the period from January 1, 2007 to August 24, 2007, the net fee paid to Rochdale Investment Management LLC was $2,092,602.

Administrative Fee

Effective close of business on August 24, 2007, Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2008, the net fee paid to FAS was 0.079% of average daily net assets of the Fund. FAS waived $8,771 of its fee.

Prior to close of business on August 24, 2007, U.S. Bancorp Fund Services, LLC provided administrative services to the Predecessor Fund. For the period from January 1, 2007 to August 24, 2007, the net fee paid to U.S. Bancorp Fund Services, LLC was $127,670.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2008, FSC retained $164,210 of fees paid by the Fund.

On November 15, 2007, the Fund's Trustees approved an amendment to the Plan to reduce the distribution services fee for the Fund's Class A Shares from 0.25% to 0.05%. The amendment to the Plan became effective for the Fund's Class A Shares on January 31, 2008. For the six months ended May 31, 2008, the Fund's Class A Shares did not incur a distribution services fee.

Prior to close of business on August 24, 2007, Rochdale Investment Management LLC was the principal distributor for the Predecessor Fund. For the period from January 1, 2007 to August 24, 2007, the net fee paid to Rochdale Investment Management LLC was $523,150.

Sales Charges

For the six months ended May 31, 2008, FSC retained $139,789 in sales charges from the sale of Class A Shares. FSC also retained $1,759 of contingent deferred sales charges relating to redemptions of Class A Shares and $5,396 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

For the period from August 25, 2007 to November 30, 2007, FSC retained $143,596 in sales charges from the sale of Class A Shares. FSC also retained $171 of contingent deferred sales charges relating to redemptions of Class C Shares.

Prior to close of business on August 24, 2007, RIM Securities LLC, an affiliate of Rochdale Investment Management LLC, served as distributor of the Predecessor Fund's shares. For the period from January 1, 2007 to August 24, 2007, RIM Securities LLC retained $12,304 in sales charges from the sale of the Predecessor Fund's shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $22,078 of Service Fees for the six months ended May 31, 2008. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended May 31, 2008, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 1.50%, 2.29%, 2.28%, 1.20% and 1.95%, respectively, for the fiscal year ending November 30, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed to continue these waivers and/or reimbursements at least through January 31, 2009.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2008, the Adviser reimbursed $47,145. Transactions with the affiliated company during the six months ended May 31, 2008 were as follows:

Affiliate	Balance of Shares Held 11/30/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2008	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	44,763,597	834,851,090	672,449,728	207,164,959	$207,164,959	$294,809

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2008, were as follows:

Purchases	$591,295,172
Sales	$221,326,143

7. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of May 31, 2008, there were no outstanding loans. During the six months ended May 31, 2008, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of May 31, 2008, there were no outstanding loans. During the six months ended May 31, 2008, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds and their respective counsel have been defending this litigation and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares or other adverse consequences for the Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, in March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

Evaluation and Approval of Advisory Contract - May 2008

FEDERATED INTERCONTINENTAL FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one- and three-year periods ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172461

38766 (7/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                      Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Equity Funds

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	July 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date	July 21, 2008

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	July 22, 2008